Exhibit 99.1   DISCLOSURES REQUIRED BY RULE 15GA-2 FOR JCIII & ASSOCIATES, INC.
Mill City Mortgage Trust 2015-1
By
JCIII & Associates, Inc.
November 11, 2015
Project Scope and Procedures
(1)	Compliance Review
Review and methodology:
JCIII & Associates, Inc. (JCIII) reviewed 1,369 of the loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with the following items:
(I)	The applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act ("TILA"), as amended by HOEPA,15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Pat 226; (ii) Section 4 of the Real Estate Settlement Procedures Act ("RESPA"), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (iv) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending; and
(II)	Federal Truth in Lending Act/Regulation Z
a.	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable; and
b.	A review and comparison of the initial and final TIL and re-disclosed TILs with a report outlining any TILA violations. Review included test for compliance with timing requirements (delivery, re-disclosure, and waiting period), a re-calculation of disclosed finance charge, APR, amount financed and total payments, and a review to ensure disclosure differences in disclosed and calculated APR and finance charge were within the permitted tolerances under Regulation Z and commentary, principal and interest calculations and when applicable, compliance with the TILA Rate/Payment Summary table disclosure requirements under the MDIA, as well as proper and timely receipt and execution on the TIL by all required parties; and
c.	A review of the Notice of Right to Cancel: Review included a verification that the correct applicable model form is used, verification of the transaction date and expiration date, ensuring accuracy, completeness, and proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determined if a full three business day rescission period was adequately provided to the borrower(s); and
d.	Section 32/HOEPA
i.	APR Test
ii.	Points and Fees Test

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

iii.	Review and verification of compliance with applicable Section 32 disclosures and provisions, when necessary; and
e.	Section 35/HPML
i.	APR Test
ii.	Review and verification of compliance with applicable HPML provisions including but not limited to prepayment penalty restrictions, ability to repay, and escrow account and appraisal requirements, as applicable; and
f.	A review of the compliance with the Loan Originator and Compensation rule as it pertains to anti-steering disclosures, provisions, restrictions on loan originator compensation, and disclosure of company and loan originator name and NMLS ID# on the credit application, Note or loan contract, and security instrument.
(III)	RESPA/Regulation X
Each mortgage loan was reviewed to ensure compliance with the January 1st 2010, or the most current, amendments to Regulation X. The RESPA/Regulation X review consisted of the following:
a.	Good Faith Estimate / GFE: Confirmed the presence of the current GFE form in effect at the time of origination. Verified the initial GFE was provided to the borrower(s) within three business days of application. Review included verification that correct form was used, all fees were accurately disclosed on the GFE and were reflected in the proper locations on the document. In addition, each GFE in file was reviewed for completeness and compliance with the requirements under the Reg. X, GFE instructions, and RESPA FAQs, as amended. If there are multiple GFEs in file, each subsequent GFE was reviewed as outlined above and for timely delivery, and review for evidence of borrower requested change or documented and acceptable changed circumstance for any changes in loan terms, rate or increase in settlement fees above the permitted tolerances under RESPA; and
b.	Written List of Service Providers: Reviewed to determine presence of a settlement service provider list when applicable
c.	Final HUD-1/A Settlement Statement: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: that the current applicable HUD-1/A form was provided and properly completed and all required information were disclosed in the appropriate section as set forth in Reg X and HUD-1 Instructions; and
d.	GFE and Final HUD Comparison/Tolerance Tests: Confirmed compliance with the current RESPA requirements in effect as of origination of the Mortgage Loan including: review of all fees subject to tolerances from the last binding GFE provided to the borrower against charges on HUD to ensure that any increases in fees were within the permitted tolerances. Confirmed the loan terms and fees disclosed on the third page of the HUD accurately reflected how they were disclosed on the GFE and how the loan closed. Reviewed any attempt to cure a RESPA violation due to disclosed fees being outside of applicable tolerances to ensure that either the proper reimbursement was made or a new HUD-1 was provided and that it was done within the required 30 day window; and
(IV)	Additional Regulation X Disclosures and Requirements
a.	Servicing Transfer Disclosure
i.	Confirm the presence of the Servicing Transfer Disclosure form in file
ii.	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three business days of application
b.	Special Information Booklet

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

i.	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans
ii.	Confirm the Special Information Booklet provided within three business days of application
c.	Affiliated Business Disclosure
i.	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
ii.	Confirm the Affiliated Business Disclosure provided within three business days of application
iii.	Confirm the Affiliated Business Disclosure is executed
d.	Initial Escrow Disclosure Statement
i.	Confirm the presence of the Initial Escrow Disclosure Statement in file
ii.	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement
(V)	NMLS Information Disclosure under The Secure and Fair Enforcement for Mortgage Licensing Act (SAFE Act)
a.	For loans with application taken on or after 7/28/10: Verified that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed.
b.	For loans with application taken on or after 1/1/11: Verify that originator and the origination institution NMLS numbers are printed on the credit application, and capturing the NMLS ID number(s) disclosed. In addition, confirmed status of origination institution NMLS numbers and report any inactive, expired, suspended, or invalid licenses as well as other derogatory information found during validation of license status through the NMLS website.
(VI)	State and Local Anti-Predatory Regulations
•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
•	Connecticut Conn. Gen. Stat. Section 36a-760 through 36a-760j
•	Conn. Gen. Stat. Section 36a-498a (1st lien); Conn. Gen. Stat. Section 36a-521 (junior lien)
•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 III. Admin. Code § 345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
•	Section16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a-l-101 et seq.16.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by
•	Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387(2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
•	Massachusetts "Borrower's Interest" Standard, M.G.L. Chapter 183, §28C.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:l OB-22 et seq.
•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41(2003) and as amended by Senate Bill 8143-A (2008).
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina
•	Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-l.l (E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2
•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
(VII)	Federal and state specific late charge and prepayment penalty provisions.
(VIII)	Document Review
JCIII reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents were consistent:
•	Initial Application (1003)
•	Final Application (1003)
•	Note
•	Subordinate Lien Note
•	Appraisal
•	Title/Preliminary Title
•	Initial TIL
•	Final TIL
•	Final HUD
•	Initial and Final GFE’s
•	Change of Circumstance Documentation
•	Right of Rescission Disclosure
•	Mortgage/Deed of Trust
•	Mortgage Insurance
•	Tangible Net Benefit Disclosure
•	FACTA Disclosures
•	Certain other disclosures related to the enumerated tests set forth in section 7

Please be advised that JCIII did not make a determination as to whether the loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the loans, their compliance with applicable law and regulation and the original appraisals

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the loans. Furthermore, the findings reached by JCIII are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which JCIII is relying in reaching such findings.

Please be further advised that JCIII does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by JCIII do not constitute legal advice or opinions.  They are recommendations or conclusions based on information provided to JCIII.  All final decisions as to whether to purchase or enter into a transaction related to any individual loan or the loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the Client, or other agreed upon party, that has engaged JCIII to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by JCIII are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.
Review Results and Notes:
(1)	Type of assets that were reviewed.
JCIII & Associates, Inc. performed certain due diligence services described below on 1,369 loans. All of these loans were purchased by certain funds managed by CarVal Investors, LLC (together with Mill City Depositor, LLC, the “Client”) in various bulk transactions. The loans are all seasoned and approximately 95% have been modified. Over 66% of the loans in the pool are secured by single family detached residences. The loans were originated by multiple originators and have origination dates spanning 26 years. The reviews were conducted at the request of Client from November 2013 to October 2015 via files imaged and provided by Client or its designee for review (the “Review”).

(2)	Sample Size of the assets reviewed.
Other than a random sample selected by JCIII for the BPO review, JCIII did not perform sampling on the Review population. The Review originally consisted of additional loans within the bulk transactions.

Subsequent to the Review, Client reduced the population to be submitted for securitization for reasons unknown to JCIII. The data and summary below related to the Review reflect 1,369 loans with an aggregate original principal balance of $530,094,326.47.

(3)	Determination of the sample size and computation.
Other than the BPO review, the Review was conducted on 100% of the final securitization population. Below is a breakdown by Review scope, as requested at time of the Review by Client:
•	Regulatory Compliance – 1,369
•	Data Integrity – 1,369
•	Payment History Review – 1,369
•	BPO Review - 374
(4)	Quality or integrity of information or data about the assets: review and methodology.
JCIII compared applicable data fields on the data tape provided by Client to the data found in the actual file as captured by JCIII. The comparison included the following fields:

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Data Field
AmortizationType
LienPosition
OriginationDate
OriginalLoanAmount
OriginalInterestRate
OriginalAmortizationTerm
OriginalTermtoMaturity
OriginalInterestOnlyTerm
GrossMargin
InitialFixedRatePeriod
InitialInterestRateCap(ChangeUp)
InitialInterestRateCap(ChangeDown)
SubsequentInterestRateResetPeriod
SubsequentInterestRateCap(ChangeUp)
SubsequentInterestRateCap(ChangeDown)
LifetimeMaximumRate(Ceiling)
LifetimeMinimumRate(Floor)
State
PostalCode
PropertyType
Occupancy
SalesPrice
OriginalAppraisalPropertyValue
OriginalLTV
OriginalCLTV

(5)	Compliance Review Results Summary
Fitch Grade	# of Loans	Percentage of Loans
A	102	7.5%
B	782	57.1%
C	430	31.4%
D	55	4.0%
Grand Total	1369	100%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

DBRS Grade	# of Loans	Percentage of Loans
A	102	7.5%
B	628	45.9%
C	584	42.7%
D	55	4.0%
Grand Total	1369	100%

Moody’s Grade	# of Loans	Percentage of Loans
A	102	7.5%
B	628	45.9%
C	584	42.7%
D	55	4.0%
Grand Total	1369	100%

Pursuant to the applicable NRSRO criteria, JCIII graded certain compliance exceptions as non-material based upon seasoning of the loans. Certain loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer.  The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any JCIII report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Exception Summary:
Exception	Number of Loans	Percentage of Loans
TIL Incomplete	278	20.3%
TIL Missing	110	8.0%
Finance Charge underdisclosed >$35 for Refinance	93	6.8%
Finance Charge underdisclosed >$100 for Purchase	79	5.8%
ROR Missing	73	5.3%
HUD-1 Incomplete	72	5.3%
HUD-1 Missing	42	3.1%
HUD-1 Estimated	28	2.0%
Note Missing	16	1.2%
ROR Incomplete	11	0.8%
Rescission Period under 3 days	8	0.6%
State Late Charge Not Standard	8	0.6%
ROR Violation Funding date is prior to or equals the ROR End Date	7	0.5%
APR Tolerance UnderDisclosed 0.125	7	0.5%
ROR Incorrect Form - Lender to Lender Not On H9/G9	7	0.5%
Initial GFE Missing	5	0.4%
APR Tolerance UnderDisclosed 0.25	4	0.3%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Note P&I Does Not Equal Final TIL P&I	3	0.2%
ROR Incorrect Form - Non Lender to Lender Not On H8/G8	2	0.1%
TX Home Equity Loan Provision Violation	2	0.1%
Initial TIL Missing	2	0.1%
Power of Attorney Missing	2	0.1%
TX Home Equity Loan Disclosure Exception	1	0.1%
Violation of TX Equity Out 12 Day Cooling-Off Period	1	0.1%
Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)	1	0.1%
Initial TIL Incomplete	1	0.1%
Texas Section 50 ( a ) (6) violation	1	0.1%
State High Cost APR	1	0.1%

(6)	Data Integrity Review
Of the 1,369 loans reviewed, 1,021 loans (representing approximately 74.6% (by count) of the population) had tape discrepancies. These discrepancies were across 25 data fields. Certain discrepancies were caused by missing origination or modification documentation from the loan file. Other discrepancies were caused by variances in methodology of certain fields, true discrepancies where the data tape required updating, or null values where the data tape required updating.
Field	Number of Loans	Percentage of Loans
Sales Price	608	44.4%
Original CLTV	596	43.5%
Original LTV	326	23.8%
Property Type	307	22.4%
Subsequent Interest Rate Cap (Change Down)	224	16.4%
Initial Interest Rate Cap (Change Down)	220	16.1%
Initial Fixed Rate Period	205	15%
Initial Interest Rate Cap (Change Up)	174	12.7%
Subsequent Interest Rate Cap (Change Up)	116	8.5%
Lifetime Minimum Rate (Floor)	111	8.1%
Lifetime Maximum Rate (Ceiling)	107	7.8%
Gross Margin	105	7.7%
Subsequent Interest Rate Reset Period	102	7.5%
Amortization Type	100	7.3%
Original Interest Only Term	69	5%
Original Appraised Property Value	57	4.2%
Origination Date	49	3.6%
Occupancy	48	3.5%
Postal Code	25	1.8%
Original Interest Rate	22	1.6%
Original Amortization Term	10	0.7%
Original Term to Maturity	4	0.3%
Original Loan Amount	4	0.3%
State	0	0%
Lien Position	0	0%

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488

Postal Code	25	1.8%
Original Interest Rate	22	1.6%
Original Amortization Term	10	0.7%
Original Term to Maturity	4	0.3%
Original Loan Amount	4	0.3%
State	0	0%
Lien Position	0	0%

(7)	Payment History Review
Of the 1,369 loans that were reviewed, 843 (representing approximately 39.7% (by count) of the population) had 36 month payment histories provided. Other than missing months, no material issues were noted within the payment history of the 1,369 loans reviewed.

(8)	BPO Review
Of the 374 loans that were reviewed, 2 loans had address discrepancies between the note address and BPO address, and 6 loans had zip code discrepancies between the note zip code and the BPO zip code.

Overall Observations
For each bulk transaction that the loans in the securitization were part of, files were presented in a consistent and well organized order. Most files contained the vast majority of the documents required for review and were presented in a consistent and well organized stacking order.

JCIII & Associates, Inc. releases this information as confidential and proprietary and is for the exclusive possession of the recipient.
Address: 5120 W. Waters Ave.  Tampa, FL 33634              Telephone:   (813) 569-1833           Fax: (813) 354-2488